Accrued expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued expenses
Schedule of accrued expenses
	June 30, 2023	December 31, 2022
Accrued hauler expenses	$44,327	$44,773
Accrued compensation	16,001	43,054
Accrued income taxes	-	9
Accrued Mergers transaction expenses	-	13,433
Other accrued expenses	5,719	6,733
Total accrued expenses	$66,047	$108,002

Schedule of Accrued expenses
	2022	2021
Accrued hauler expenses	$44,773	$49,607
Accrued compensation	43,054	9,656
Accrued income taxes	9	3
Accrued Mergers transaction expenses	13,433	-
Other accrued expenses	6,733	6,272
Total accrued expenses	$108,002	$65,538